UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE

MUNICIPAL MONEY MARKET FUND

FORM N-Q

AUGUST 31, 2011

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Alabama - 3.0%
Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.400%	9/1/15	$2,655,000	$2,655,000	(a)(b)
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.120%	9/8/11	9,900,000	9,900,000
Huntsville Hospital	0.180%	10/3/11	8,560,000	8,560,000
Huntsville Hospital	0.160%	10/11/11	15,400,000	15,400,000

Total Alabama				36,515,000

Arizona - 1.5%
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-JPMorgan Chase	0.170%	1/1/29	475,000	475,000	(a)(b)
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.240%	7/1/33	3,135,000	3,135,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.160%	7/1/37	1,135,000	1,135,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC- Banco Bilbao Vizcaya	0.400%	12/1/39	13,520,000	13,520,000	(a)(b)

Total Arizona				18,265,000

Arkansas - 0.1%
Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC- Bank of America N.A.	0.310%	5/1/37	1,600,000	1,600,000	(a)(b)

California - 8.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC- U.S. Bank	0.220%	10/1/34	1,000,000	1,000,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue, Arbors Apartments, LIQ-FNMA	0.220%	12/15/32	2,200,000	2,200,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Air Force Village West Inc., LOC-KBC Bank N.V.	0.260%	5/15/35	2,400,000	2,400,000	(a)(b)
Eskaton Village-Roseville, LOC-KBC Bank N.V.	0.260%	12/1/37	4,550,000	4,550,000	(a)(b)
California EFA, TECP, Stanford University	0.370%	11/17/11	5,000,000	5,000,000
California Health Facilities Financing Authority, TECP	0.380%	12/6/11	9,000,000	9,000,000
California PCFA, Solid Waste Disposal Revenue:
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.220%	9/1/30	4,400,000	4,400,000	(a)(b)
Pleasanton Garbage Service Inc. Project, LOC- Wells Fargo Bank N.A.	0.190%	6/1/40	2,100,000	2,100,000	(a)(b)
California State, GO:
LOC-Bank of Montreal	0.080%	5/1/33	1,000,000	1,000,000	(a)(b)
LOC-JPMorgan Chase	0.070%	5/1/33	200,000	200,000	(a)(b)
California Statewide CDA, Webb Schools, LOC- Bank of New York	0.160%	9/1/37	35,000	35,000	(a)(b)
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.410%	9/1/28	665,000	665,000	(a)(b)
California Statewide CDA, TECP	0.390%	9/7/11	5,100,000	5,100,000
California Statewide CDA, TECP	0.400%	12/7/11	3,800,000	3,800,000
California Statewide CDA, TECP, Kaiser Permanente	0.380%	2/8/12	5,900,000	5,900,000
Cerritos, CA, Community College District, GO, BAN	2.000%	4/30/12	4,350,000	4,390,862
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	5,400,000	5,405,676
East Bay, CA, MUD, TECP	0.300%	10/6/11	6,100,000	6,100,000
Hesperia, CA, COP, Civic Plaza Financing, LOC- Bank of America N.A.	0.250%	10/1/34	9,785,000	9,785,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.250%	10/1/23	$200,000	$200,000	(a)(b)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.230%	9/2/18	8,200,000	8,200,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.190%	9/1/31	6,920,000	6,920,000	(a)(b)
School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.190%	9/1/30	670,000	670,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.200%	4/1/39	520,000	520,000	(a)(b)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	5,000,000	5,030,703
Ventura County, CA, Public Financing Authority, TECP, LOC-Bank of Nova Scotia	0.290%	9/9/11	1,450,000	1,450,000
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.140%	8/1/21	1,565,000	1,565,000	(a)(b)

Total California				97,587,241

Colorado - 1.6%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.240%	12/1/15	2,160,000	2,160,000	(a)(b)
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America	0.180%	2/1/35	100,000	100,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA- FHLB	0.180%	10/1/30	4,115,000	4,115,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.270%	12/1/46	2,030,000	2,030,000	(a)(b)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.140%	12/1/29	8,375,000	8,375,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/11	1,365,000	1,365,000	(c)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.150%	11/15/41	800,000	800,000	(a)(b)

Total Colorado				18,945,000

Connecticut - 0.8%
Capital City EDA, SPA-Bank of America N.A.	0.240%	6/15/24	4,300,000	4,300,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program	0.450%	11/15/11	300,000	300,000	(c)
Connecticut State, GO, SPA-Landesbank Hessen- Thuringen	0.300%	2/15/21	4,300,000	4,300,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/12/12	1,450,000	1,462,162

Total Connecticut				10,362,162

District of Columbia - 1.7%
District of Columbia Revenue:
American Legacy Foundation	0.200%	12/1/43	6,200,000	6,200,000	(a)(b)
American Sociological Association, LOC-PNC Bank N.A.	0.210%	12/1/37	5,575,000	5,575,000	(a)(b)
American University, LOC-Bank of America N.A.	0.130%	10/1/38	4,250,000	4,250,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.210%	10/1/37	3,000,000	3,000,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.210%	2/1/48	2,100,000	2,100,000	(a)(b)

Total District of Columbia				21,125,000

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 8.1%
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.380%	11/1/22	$3,425,000	$3,425,000	(a)(b)
Florida Municipal Loan Council, TECP	0.230%	9/15/11	3,130,000	3,130,000
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC- Bank of America N.A.	0.450%	9/1/26	1,100,000	1,100,000	(a)(b)
Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Landesbank Hessen-Thuringen	0.300%	9/1/11	14,600,000	14,600,000
Jacksonville, FL, Electric Authority, TECP, LOC- Landsbank Hessen-Thuringen	0.210%	10/4/11	3,000,000	3,000,000
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.180%	8/1/34	22,300,000	22,300,000	(a)(b)
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.380%	9/1/29	3,145,000	3,145,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.150%	1/15/27	17,100,000	17,100,000	(a)(b)
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC- Wells Fargo Bank N.A.	0.290%	4/1/20	225,000	225,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA- Morgan Stanley	0.270%	11/15/33	22,220,000	22,220,000	(a)(b)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.430%	12/1/23	5,700,000	5,700,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.380%	7/1/37	3,465,000	3,465,000	(a)(b)

Total Florida				99,410,000

Georgia - 1.2%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.170%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.190%	7/1/22	645,000	645,000	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Revenue Anticipation CTFS, Children’s Health Care of Atlanta Inc., SPA-Landesbank Hessen- Thuringen	0.240%	7/1/42	2,865,000	2,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen- Thuringen	0.240%	7/1/42	2,680,000	2,680,000	(a)(b)
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.490%	9/1/29	2,600,000	2,600,000	(a)(b)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.290%	7/1/20	1,255,000	1,255,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.210%	11/1/23	700,000	700,000	(a)(b)

Total Georgia				14,745,000

Illinois - 6.4%
Chicago, IL, GO, SPA-Banco Bilbao Vizcaya	0.230%	1/1/42	4,200,000	4,200,000	(a)(b)
Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.140%	1/1/34	1,500,000	1,500,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.210%	1/1/19	$32,835,000	$32,835,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.210%	2/1/35	3,000,000	3,000,000	(a)(b)
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.380%	8/1/29	3,480,000	3,480,000	(a)(b)
Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.260%	11/1/14	2,500,000	2,500,000	(a)(b)
Illinois Finance Authority Revenue:
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.380%	6/1/37	3,600,000	3,600,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.290%	2/1/34	6,635,000	6,635,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.200%	8/1/35	1,100,000	1,100,000	(a)(b)
Landing at Plymouth Place Inc., LOC-Sovereign Bank FSB & Banco Santander SA	0.470%	5/15/37	3,150,000	3,150,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.190%	10/1/37	8,000,000	8,000,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.220%	5/1/36	4,605,000	4,605,000	(a)(b)
Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.190%	5/1/19	3,400,000	3,400,000	(a)(b)

Total Illinois				78,005,000

Indiana - 2.9%
Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank N.V.	0.210%	9/1/17	1,000,000	1,000,000	(a)(b)
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	5,100,000	5,100,000
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.380%	2/1/23	3,370,000	3,370,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.130%	2/1/39	5,000,000	5,000,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.230%	3/1/39	6,670,000	6,670,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.230%	4/15/39	1,050,000	1,050,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA- Banco Bilbao Vizcaya	0.230%	3/1/38	13,756,000	13,756,000	(a)(b)

Total Indiana				35,946,000

Iowa - 0.7%
Iowa Finance Authority, Retirement Community Revenue:
Edgewater A Wesley Active Life Community LLC, LOC-Sovereign Bank FSB & Banco Santander SA	0.470%	11/1/42	6,400,000	6,400,000	(a)(b)
Edgewater A Wesley Active Life Community LLC, LOC-Sovereign Bank FSB & Banco Santander SA	0.470%	11/1/42	2,130,000	2,130,000	(a)(b)

Total Iowa				8,530,000

Kentucky - 0.7%
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.200%	4/1/36	4,200,000	4,200,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.200%	8/15/38	1,000,000	1,000,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.200%	6/1/30	700,000	700,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.200%	7/1/38	$2,590,000	$2,590,000	(a)(b)

Total Kentucky				8,490,000

Louisiana - 3.6%
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.310%	11/1/37	11,520,000	11,520,000	(a)(b)
Louisiana PFA Revenue:
Tiger Athletic, LOC-Capital One N.A., FHLB	0.210%	9/2/33	14,255,000	14,255,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.210%	9/2/39	6,980,000	6,980,000	(a)(b)
St. James Parish, LA, PCR, Texaco Inc. Project	0.070%	7/1/12	100,000	100,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.180%	12/1/40	8,600,000	8,600,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.400%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				43,355,000

Maryland - 2.5%
Maryland State EDC, EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.380%	4/1/33	1,470,000	1,470,000	(a)(b)
Maryland State Health & Higher EFA Revenue, French International School, LOC-SunTrust Bank	0.400%	9/1/34	2,930,000	2,930,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC- FNMA, FHLMC	0.210%	7/1/36	1,590,000	1,590,000	(a)(b)
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.220%	6/1/23	24,900,000	24,900,000	(a)(b)

Total Maryland				30,890,000

Massachusetts - 3.2%
Amesbury, MA, GO, BAN	1.250%	12/16/11	1,000,000	1,000,979
East Longmeadow, MA, GO, BAN	1.125%	10/13/11	1,031,168	1,032,091
Gloucester, MA, GO:
BAN	1.300%	9/16/11	1,900,000	1,900,753
BAN	1.500%	9/16/11	1,800,000	1,800,450
Holyoke, MA, GO, BAN	1.250%	2/24/12	1,752,500	1,755,678
Lawrence, MA, GO:
BAN	1.250%	12/1/11	2,100,000	2,102,021
BAN	1.500%	12/1/11	1,128,100	1,129,743
BAN	1.500%	9/1/12	1,300,000	1,304,238	(d)
Malden, MA, GO, BAN	1.000%	12/16/11	1,787,755	1,789,866
Massachusetts State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, SPA-JPMorgan Chase	0.150%	1/1/29	100,000	100,000	(a)(b)
Massachusetts State DFA Revenue:
Buckingham Browne and Nichols School, LOC- JPMorgan Chase	0.200%	6/1/36	2,100,000	2,100,000	(a)(b)
Clark University, LOC-TD Banknorth N.A.	0.150%	10/1/38	2,400,000	2,400,000	(a)(b)
Judge Rotenburg Educational Center, LOC- Fleet National Bank, Bank of America N.A.	0.230%	6/1/23	800,000	800,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.200%	10/1/36	975,000	975,000	(a)(b)
Wentworth Institute of Technology, LOC- JPMorgan Chase	0.210%	10/1/33	3,270,000	3,270,000	(a)(b)
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.300%	7/1/31	470,000	470,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.330%	1/1/27	565,000	565,000	(a)(b)
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.260%	10/1/26	2,995,000	2,995,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.230%	12/1/24	$1,900,000	$1,900,000	(a)(b)
Newburyport, MA, GO, BAN	1.500%	1/20/12	400,000	401,103
Pittsfield, MA, GO:
BAN	1.250%	1/27/12	2,003,733	2,006,470
BAN	1.100%	6/29/12	5,983,474	5,994,712
Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	1,000,000	1,000,434

Total Massachusetts				38,793,538

Michigan - 1.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.210%	1/1/26	2,500,000	2,500,000	(a)(b)
Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.380%	5/1/30	8,910,000	8,910,000	(a)(b)
Waterford, MI, School District, GO, BAN	1.500%	9/23/11	4,750,000	4,751,303

Total Michigan				16,161,303

Mississippi - 0.0%
Mississippi State Lease Revenue, COP, Master Lease Program State Agencies	3.000%	10/15/11	500,000	501,196

Missouri - 0.5%
Nodaway County, MO, IDA, Educational Facilities Revenue, Northwest Foundation Inc., LOC-U.S. Bank N.A.	0.180%	11/1/28	5,600,000	5,600,000	(a)(b)

Nevada - 0.3%
Clark County, NV, Highway Revenue, TECP, LOC- BNP Paribas	0.220%	10/5/11	2,400,000	2,400,000
Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank	0.200%	11/7/11	1,100,000	1,100,000

Total Nevada				3,500,000

New Jersey - 4.6%
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	1,700,000	1,704,751
Clifton, NJ, GO, BAN	1.000%	11/15/11	1,293,000	1,293,869
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	1,000,000	1,002,244
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	9,105,200	9,142,174
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	7,000,000	7,086,635
Keyport, NJ, GO, BAN	1.000%	8/3/12	8,074,000	8,080,560
Livingston Township, NJ, GO, BAN	1.000%	1/19/12	6,800,000	6,810,095
Montclair Township, NJ, GO, BAN	1.250%	12/15/11	3,839,000	3,841,292
New Jersey EDA, EDR:
Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	0.440%	3/1/36	2,150,000	2,150,000	(a)(b)
The Frisch School Project, LOC-Sovereign Bank FSB & Banco Santander SA	0.440%	5/1/36	2,100,000	2,100,000	(a)(b)
Point Pleasant Beach, NJ, GO, BAN	1.000%	8/10/12	4,468,000	4,474,629
Pompton Lakes Borough, NJ, GO, BAN	1.250%	1/20/12	1,000,000	1,001,410
River Vale, NJ, GO, BAN	1.000%	8/15/12	825,000	828,123
South Orange Village Township, NJ, GO:
BAN	2.000%	9/8/11	1,294,771	1,295,091
BAN	2.000%	1/31/12	3,000,000	3,017,462
Verona Township, NJ, GO:
BAN	1.000%	12/14/11	1,085,000	1,086,042
BAN	1.000%	8/10/12	1,856,000	1,862,927

Total New Jersey				56,777,304

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 0.7%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.270%	6/1/40	$8,800,000	$8,800,000	(a)(b)

New York - 10.5%
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	634,000	634,410
Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	2,200,000	2,201,055
Berne-Knox-Westerlo, NY, CSD, GO, BAN	1.000%	12/30/11	1,800,000	1,801,053
Brookhaven, NY, GO, BAN	1.250%	9/28/11	15,442,593	15,450,331
Canandaigua, NY, GO, BAN	1.000%	12/30/11	1,400,000	1,402,460
Clarence, NY, GO, BAN	1.000%	7/26/12	2,470,000	2,480,158
Dunkirk, NY, GO, BAN	1.500%	3/29/12	1,900,000	1,904,963
East Irondequoit, NY, CSD, GO, BAN	0.750%	6/19/12	9,200,000	9,204,158
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	3,500,000	3,518,332
TAN	1.250%	6/15/12	1,500,000	1,507,860
Essex County, NY, GO, BAN	1.000%	11/18/11	900,000	900,533
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	2,200,000	2,201,107
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	700,000	702,322
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	1,090,000	1,092,276
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,900,000	5,904,535
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	500,000	500,771
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,020,000	1,025,415
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	1,300,000	1,306,027
Middletown, NY, GO, BAN	1.500%	2/23/12	1,000,000	1,002,173
Nassau County, NY, Industrial Development Agency, North Shore Hebrew Academy High School Project, LOC-Sovereign Bank FSB & Banco Santander	0.500%	12/1/36	2,380,000	2,380,000	(a)(b)
New York State Dormitory Authority Revenue, TECP, Cornell University Program	0.270%	10/6/11	2,000,000	2,000,000
North Salem, NY, CSD, GO, BAN	1.100%	6/22/12	300,000	300,184
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	16,300,000	16,677,740
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	1,200,000	1,205,106
Plattsburgh, NY, GO, BAN	1.250%	9/23/11	2,360,000	2,360,437
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	15,270,000	15,309,958
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	1,400,000	1,403,745
Tarrytowns, NY, Union Free School District, GO:
BAN	1.000%	2/17/12	3,200,000	3,205,586
BAN	1.000%	8/10/12	3,400,000	3,417,816
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.310%	2/1/37	300,000	300,000	(a)(b)
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	2,900,000	2,913,195	(d)
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	16,900,000	16,949,618
Valhalla, NY, UFSD, GO, TAN	1.000%	2/15/12	1,000,000	1,002,335
Wallkill, NY, GO, BAN	1.250%	9/7/12	2,710,000	2,720,975	(d)
West Seneca, NY, GO, BAN	1.000%	12/21/11	1,423,000	1,424,329
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	500,000	502,005

Total New York				128,812,968

North Carolina - 3.7%
Buncombe County, NC, GO, SPA-Wells Fargo Bank N.A.	0.290%	12/1/11	1,700,000	1,700,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.210%	2/1/26	7,540,000	7,540,000	(a)(b)
North Carolina Capital Facilities Finance Agency:

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Educational Facilities Revenue, Duke School for Children, LOC-Bank of America	0.320%	9/1/27	$1,900,000	$1,900,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.290%	2/1/25	2,545,000	2,545,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.210%	5/1/30	2,810,000	2,810,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.210%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/29	635,000	635,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.170%	12/1/36	1,340,000	1,340,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.210%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Medical Care Commission Health Care Facilities Revenue, Southminster Inc., LOC-Sovereign Bank FSB & Banco Santander SA	0.470%	10/1/15	2,000,000	2,000,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.210%	6/1/36	1,090,000	1,090,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.160%	7/1/29	8,000,000	8,000,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.150%	3/1/33	8,300,000	8,300,000	(a)(b)

Total North Carolina				45,655,000

Ohio - 3.6%
Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	0.250%	12/1/32	4,045,000	4,045,000	(a)(b)
Akron, OH, GO, BAN	1.125%	12/8/11	1,315,000	1,316,840
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.380%	11/1/25	3,600,000	3,600,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.180%	9/1/32	13,700,000	13,700,000	(a)(b)
Toledo-Lucas County, OH, Port Authority Revenue, Franciscan Communities St. Mary of The Woods Inc., LOC-Sovereign Bank FSB, LOC-BANCO Santander SA	0.410%	5/15/38	7,685,000	7,685,000	(a)(b)
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.260%	12/1/33	13,547,000	13,547,000	(a)(b)

Total Ohio				43,893,840

Oklahoma - 1.4%
Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.210%	1/1/42	15,475,000	15,475,000	(a)(b)
Oklahoma State Turnpike Authority Revenue, SPA - JPMorgan Chase	0.130%	1/1/28	1,385,000	1,385,000	(a)(b)

Total Oklahoma				16,860,000

Oregon - 0.9%
Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.190%	9/19/11	3,200,000	3,200,000
Providence Health System	0.180%	10/3/11	3,000,000	3,000,000

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.200%	10/1/34	$2,830,000	$2,830,000	(a)(b)
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.080%	12/1/15	505,000	505,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.310%	5/1/37	1,480,000	1,480,000	(a)(b)

Total Oregon				11,015,000

Pennsylvania - 8.3%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.220%	6/1/32	2,845,000	2,845,000	(a)(b)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.200%	11/1/16	1,400,000	1,400,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.210%	1/1/28	3,125,000	3,125,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.280%	12/1/33	1,800,000	1,800,000	(a)(b)
Central Dauphin, PA, School District, GO	2.000%	12/1/11	600,000	602,229
Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.270%	8/1/25	3,960,000	3,960,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligated Group, LOC-KBC Bank N.V.	0.210%	1/1/41	2,790,000	2,790,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.210%	7/1/37	3,845,000	3,845,000	(a)(b)
Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.310%	5/1/21	8,635,000	8,635,000	(a)(b)
Middletown, PA, Area School District, AGM, SPA- RBC Centura Bank	0.310%	6/1/22	6,855,000	6,855,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.210%	11/1/37	16,000,000	16,000,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.280%	8/1/26	800,000	800,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue, NHS-AVS LLC, LOC- Commerce Bank	0.150%	12/1/38	1,700,000	1,700,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.210%	1/1/34	4,990,000	4,990,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.250%	11/1/38	17,000,000	17,000,000	(a)(b)
Pittsburgh, PA, Water & Sewer Authority System Revenue, First Lien, AGM, SPA-JPMorgan Chase	0.200%	9/1/33	7,000,000	7,000,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.210%	11/1/29	2,825,000	2,825,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.280%	9/1/24	14,800,000	14,800,000	(a)(b)

Total Pennsylvania				100,972,229

South Carolina - 1.5%
Lexington, SC, GO, BAN	1.500%	6/29/12	535,000	538,285
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.170%	1/1/34	8,500,000	8,500,000	(a)(b)
Rock Hill, SC, Utility System Revenue, RAN	1.250%	12/16/11	4,350,000	4,355,508
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.290%	12/1/19	4,500,000	4,500,000	(a)(b)

Total South Carolina				17,893,793

Tennessee - 1.4%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC- Branch Banking & Trust	0.180%	6/1/37	5,600,000	5,600,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Local Government Public Improvement, LOC- Branch Banking & Trust	0.180%	6/1/37	$1,475,000	$1,475,000	(a)(b)
Local Government Public Improvement, LOC- Branch Banking & Trust	0.180%	6/1/39	4,400,000	4,400,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.380%	12/1/18	2,300,000	2,300,000	(a)(b)
Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.280%	6/1/36	3,600,000	3,600,000	(a)(b)

Total Tennessee				17,375,000

Texas - 7.3%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	1,900,000	1,900,000	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, YMCA of the Greater Houston Area, LOC-Bank of America N.A.	0.180%	6/1/38	4,500,000	4,500,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.130%	9/1/31	2,985,000	2,985,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:
Methodist Hospital System	0.400%	11/3/11	6,650,000	6,650,000
Methodist Hospital System	0.380%	2/2/12	11,300,000	11,300,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.110%	12/1/41	600,000	600,000	(a)(b)
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.170%	9/7/11	3,300,000	3,300,000
Rice University	0.130%	9/8/11	3,300,000	3,300,000
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.200%	8/1/38	1,900,000	1,900,000	(a)(b)
North Texas Tollway Authority Revenue, LOC- Morgan Stanley	0.160%	1/1/51	3,900,000	3,900,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, University of the Incarnate Word Project, LOC-JPMorgan Chase	0.220%	12/1/27	6,315,000	6,315,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.450%	1/1/17	3,000,000	3,000,000	(a)(b)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.500%	4/1/26	23,400,000	23,400,000	(a)(b)
University of North Texas, TECP	0.240%	9/7/11	4,800,000	4,800,000
University of North Texas, TECP	0.170%	9/8/11	2,675,000	2,675,000
University of North Texas, TECP	0.220%	9/9/11	1,910,000	1,910,000
University of North Texas, TECP	0.250%	10/6/11	700,000	700,000
University of North Texas, TECP	0.320%	10/11/11	3,505,000	3,505,000
University of North Texas, TECP	0.320%	10/11/11	2,300,000	2,300,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.890%	6/1/31	100,000	100,000	(a)(b)

Total Texas				89,040,000

Utah - 2.3%
Central Utah Water Conservancy District, SPA- Landesbank Hessen-Thuringen	0.260%	4/1/34	19,900,000	19,900,000	(a)(b)
Utah County, UT, Heritage Schools Project, LOC- U.S. Bank	0.190%	12/1/15	2,540,000	2,540,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ- JPMorgan Chase	0.180%	10/1/37	5,300,000	5,300,000	(a)(b)

Total Utah				27,740,000

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 1.6%
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.260%	12/1/37	$4,985,000	$4,985,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.260%	12/1/37	2,020,000	2,020,000	(a)(b)
Harrisonburg,VA, IDA Revenue, Virginia Mennonite Retirement Community Inc., LOC-Sovereign Bank FSB & Banco Santander SA	0.470%	4/1/36	4,225,000	4,225,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.210%	1/1/35	2,050,000	2,050,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.210%	1/1/35	4,800,000	4,800,000	(a)(b)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.290%	5/1/23	900,000	900,000	(a)(b)

Total Virginia				18,980,000

Washington - 3.1%
Everett, WA, GO, LOC-Bank of America	0.300%	12/1/21	2,280,000	2,280,000	(a)(b)
King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.330%	1/1/32	400,000	400,000	(a)(b)
Washington State Health Care Facilities Authority:
Fred Hutchinson Cancer Research Center, LOC-Bank of America N.A.	0.180%	1/1/41	3,770,000	3,770,000	(a)(b)
Fred Hutchinson Cancer Research Center, LOC-JPMorgan Chase	0.200%	1/1/41	3,600,000	3,600,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.190%	1/1/27	4,530,000	4,530,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.200%	5/1/28	5,620,000	5,620,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.250%	10/1/30	2,925,000	2,925,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.250%	10/1/36	6,000,000	6,000,000	(a)(b)
Washington State Housing Finance Commission:
Single-Family Program, GNMA, FNMA, FHLMC, LIQ-State Street Bank & Trust Co.	0.190%	6/1/39	5,500,000	5,500,000	(a)(b)
United Way of King County Project, LOC-Bank of America	0.380%	3/1/28	1,500,000	1,500,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.210%	9/1/33	1,800,000	1,800,000	(a)(b)

Total Washington				37,925,000

West Virginia - 0.7%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.140%	6/1/41	7,975,000	7,975,000	(a)(b)

Wisconsin - 0.8%
Luxemburg-Casco, WI, School District, Brown & Kewaunee Counties, BAN	2.000%	12/12/11	920,000	922,477
Racine, WI, Anticipation Notes	1.500%	12/28/11	1,020,000	1,023,006
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	700,000	702,161
Wisconsin Housing EDA Revenue, AGM, SPA- FHLB	0.200%	5/1/43	5,000,000	5,000,000	(a)(b)
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.100%	4/1/35	1,550,000	1,550,000	(a)(b)

Total Wisconsin				9,197,644

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	VALUE
TOTAL INVESTMENTS - 100.5% (Cost - $1,227,239,218#)	$1,227,239,218
Liabilities in Excess of Other Assets - (0.5)%	(5,742,176)

TOTAL NET ASSETS - 100.0%	$1,221,497,042

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
UFSD	— Unified Free School District
USD	— Unified School District

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	August 31, 2011

Summary of Investments by Industry*

Health care	23.1%
General obligation	23.1
Education	17.8
Public facilities	8.1
Miscellaneous	5.6
Industrial revenue	4.6
Water & sewer	4.0
Transportation	3.6
Housing: single family	2.5
Power	2.3
Finance	2.0
Housing: multi-family	1.2
Utilities	1.1
Solid waste/resource recovery	0.5
Pollution control	0.3
Tax allocation	0.1
Life care systems	0.1

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2011 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1	42.2%
VMIG 1	28.7
F-1	5.5
P-1	4.2
MIG 1	4.1
SP-1	3.1
AA/Aa	0.3
NR	11.9

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 14 through 18 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics

Ba — obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,227,239,218	—	$1,227,239,218

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 26, 2011